Share-Based Compensation (Tables)	6 Months Ended
Sep. 30, 2018
Compensation Related Costs [Abstract]
Schedule of Stock Option Activity

The number of stock options as of September 30, 2018 is as follows:

Options Granted

	Number of shares	Weighted Average Exercise Price	Remaining Contractual Term in Years
	(Unaudited)	(Unaudited)	(Unaudited)
Outstanding, July 10, 2018	-	$-	-
Granted	33,600,000	0.01	-
Exercised	-	-	-
Forfeigted	-	-	-
Canceled	-	-	-
Outstanding, September 30, 2018	33,600,000	$0.01	9.78
Exercisable, September 30, 2018	-	$-	-

Schedule of Weighted Average Assumptions Used

The following weighted average assumptions were used to value grants made in 2018.

September 30, 2018
(Unaudited)
Exercise Price	$0.01
Expected Terms (years)	10
Volatility	45.59%
Dividend Yield	0.00%
Risk-Free Interest Rate	2.84%